Condensed Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Cash	$ 3,338	$ 119,463	$ 471,352
Prepaid expenses	739,204	305,545	1,884,303
Total current assets	742,542	425,008	2,355,655
Cash and investments held in Trust Account	270,949,514	583,460,070	575,031,742
Total Assets	271,692,056	583,885,078	577,387,397
Current liabilities:
Accounts payable	241,030	34,090	20,615
Accrued expenses	1,520,362	1,076,474	727,043
Total current liabilities	1,761,392	1,110,564	747,658
Derivative warrant liabilities	3,226,393	2,313,750	15,939,170
Deferred underwriting commissions	20,125,000	20,125,000	20,125,000
Total liabilities	35,333,785	25,023,314	37,211,828
Shareholders’ Deficit:
Preference shares
Additional paid-in capital
Accumulated deficit	(34,492,681)	(24,499,744)	(34,825,869)
Total shareholders’ deficit	(34,491,243)	(24,498,306)	(34,824,431)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit	271,692,056	583,885,078	577,387,397
Class A Ordinary Shares
Current liabilities:
Class A ordinary shares	270,849,514	583,360,070	575,000,000
Shareholders’ Deficit:
Ordinary shares value
Class B Ordinary Shares
Shareholders’ Deficit:
Ordinary shares value	1,438	1,438	1,438
Related Party
Current liabilities:
Promissory Note – related party	8,747,000
Working capital loan – related party	$ 1,474,000	$ 1,474,000	$ 400,000